Summary of Significant Accounting Policies - Components of Cash and Cash Equivalents and Restricted Cash (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current assets:
Cash and cash equivalents	₨ 9,792	$ 129.9	₨ 10,538	₨ 8,346
Restricted cash	4,877	64.7	2,168	2,407
Non-Current Assets
Restricted cash	848	11.2	1,280	330
Cash and cash equivalents and restricted cash	₨ 15,517	$ 205.8	₨ 13,986	₨ 11,083